Restricted Cash Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 18,155	$ 5,708
Current restricted cash	1,995	4,654
Non-current restricted cash	16,160	1,054
Acquisition Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	17,850	4,282
Merchant Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		926
Office Lease Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	287	417
Other Restricted Cash
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 18	$ 83